Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax benefit (provision):
Federal	$ 0	$ 0	$ 0
State and local	0	0	0
Non-U.S.	(9)	(3)	(21)
Total current tax provision	(9)	(3)	(21)
Deferred tax benefit (provision):
Federal	2	0	0
State and local	1	0	0
Non-U.S.	0	0	1
Total deferred tax benefit (provision)	3	0	1
Income tax benefit (provision)	$ (6)	$ (3)	$ (20)